Related party transactions (Tables)	9 Months Ended
Sep. 30, 2019
Related Party Transactions [Abstract]
Schedule of related party shareholders
Related Party Shareholders

Type of Equity	Holder	Ownership Percentage
Series A Preferred	Infrastructure and Energy Alternatives, LLC	100%
Series B-1 Preferred Stock, Series A Conversion Warrants, Additional 6% Warrants, Warrants at closing	Ares	60%
	Oaktree Power Opportunities Fund III Delaware, L.P.	40%
Contingent Consideration	Infrastructure and Energy Alternatives, LLC	100%
Series B-2 Preferred Stock	Ares	100%